UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit and Mortgage Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit and Mortgage Income Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.6%
BANK LOAN OBLIGATIONS 3.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$41,072	$41,244
Fortescue Metals Group Ltd.
3.750% due 06/30/2019		8,152	8,153
iHeartCommunications, Inc.
7.274% due 01/30/2019		24,775	19,082
OGX
13.000% due 04/10/2049 (d)		2,107	928
Sequa Corp.
5.250% due 06/19/2017		24,847	21,873

Total Bank Loan Obligations (Cost $100,082)			91,280

CORPORATE BONDS & NOTES 43.3%
BANKING & FINANCE 18.4%
AGFC Capital Trust
6.000% due 01/15/2067 (k)		20,300	10,353
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	6,900	1,822
4.000% due 01/21/2019 ^		15,000	3,960
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)(k)		3,700	4,302
Barclays Bank PLC
7.625% due 11/21/2022 (k)		$4,500	5,008
14.000% due 06/15/2019 (g)(k)	GBP	7,030	11,419
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	100	105
7.875% due 09/15/2022 (g)(k)	GBP	33,000	41,856
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$92,893	94,054
Credit Agricole S.A.
7.500% due 06/23/2026 (g)(k)	GBP	20,900	26,886
Double Eagle Acquisition Sub, Inc.
7.500% due 10/01/2024 (c)		$6,180	6,311
Exeter Finance Corp.
9.750% due 05/20/2019		21,900	20,814
Jefferies Finance LLC
7.500% due 04/15/2021 (k)		16,104	15,722
Jefferies LoanCore LLC
6.875% due 06/01/2020 (k)		6,400	5,856
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (i)		38,951	37,833
Legg Mason PT
7.130% due 01/10/2021		11,567	12,092
8.600% due 08/10/2021		6,895	7,496
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)(k)	GBP	18,967	25,199
7.875% due 06/27/2029 (g)(k)		20,250	27,347
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	700	786

Nationwide Building Society
10.250% due 6/29/2049 (g)	GBP	62	10,381
Navient Corp.
8.000% due 03/25/2020 (k)		$9,500	10,213
Novo Banco S.A.
5.000% due 05/21/2019	EUR	1,500	1,192
OneMain Financial Holdings LLC
6.750% due 12/15/2019 (k)		$7,532	7,963
Pinnacol Assurance
8.625% due 06/25/2034 (i)		23,200	25,298
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)		17,397	16,049
9.250% due 07/06/2024		1,114	1,027
9.750% due 01/06/2027		2,816	2,570
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)(k)		36,143	33,523
8.000% due 08/10/2025 (g)(k)		6,627	6,246
8.625% due 08/15/2021 (g)		1,500	1,481
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (g)(k)	GBP	18,300	23,476
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,900	2,099
6.125% due 02/07/2022 (k)		6,500	7,182

Springleaf Finance Corp.
7.750% due 10/01/2021 (k)		3,650	3,842
8.250% due 12/15/2020 (k)		4,090	4,499
TIG FinCo PLC
8.500% due 03/02/2020 (k)	GBP	3,318	4,402
8.750% due 04/02/2020 (k)		18,718	21,229
UBS Group AG
5.750% due 02/19/2022 (g)(k)	EUR	3,600	4,174
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020 (k)		$2,100	2,289
6.902% due 07/09/2020		700	763

			549,119

INDUSTRIALS 18.0%
Altice Financing S.A.
7.500% due 05/15/2026 (k)		11,300	11,794
Altice Luxembourg S.A.
7.250% due 05/15/2022 (k)	EUR	3,627	4,312
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (d)(k)		$11,483	11,641
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(k)		28,642	26,064
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)(k)		71,973	75,572
9.000% due 02/15/2020 ^(h)		4,532	4,692
11.250% due 06/01/2017 ^(h)		5,098	5,276
Chesapeake Energy Corp.
3.930% due 04/15/2019		134	126
6.250% due 01/15/2017	EUR	17,100	19,236
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (k)		$7,905	6,996
Dakota Merger Sub, Inc.
10.750% due 09/01/2024 (k)		13,000	12,772
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (k)		6,500	6,321
Enterprise Inns PLC
6.875% due 02/15/2021 (k)	GBP	2,360	3,301
6.875% due 05/09/2025 (k)		2,210	2,896
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(h)		$8,140	2,076
Harvest Operations Corp.
2.330% due 04/14/2021		20,638	20,764
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	7,082
5.014% due 12/27/2017		800	866
iHeartCommunications, Inc.
9.000% due 03/01/2021 (k)		$36,570	27,382
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		15,815	5,338
8.125% due 06/01/2023		1,289	441
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (k)		40,120	36,309
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		18,266	9,704
OGX Austria GmbH
8.375% due 04/01/2022 ^		6,000	0
8.500% due 06/01/2018 ^		48,450	1
Perstorp Holding AB
8.750% due 05/15/2017 (k)		46,270	46,282

Petroleos de Venezuela S.A.
6.000% due 11/15/2026		1,070	452
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (k)		8,680	9,483
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	154
Safeway, Inc.
7.250% due 02/01/2031		$1,200	1,197
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (d)(k)		2,250	2,295
Sequa Corp.
7.000% due 12/15/2017		24,447	8,495
SFR Group S.A.
7.375% due 05/01/2026 (k)		4,700	4,810
Soho House Bond Ltd.
9.125% due 10/01/2018 (k)	GBP	15,350	20,194
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (k)		$60,430	60,581
Tembec Industries, Inc.
9.000% due 12/15/2019 (k)		14,600	11,132
UCP, Inc.
8.500% due 10/21/2017		23,300	23,182
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (k)	GBP	7,799	10,612
7.395% due 03/28/2024 (k)		3,700	4,866

Westmoreland Coal Co.
8.750% due 01/01/2022 (k)		$32,972	26,048
Yellowstone Energy LP
5.750% due 12/31/2026		4,311	4,503

			535,248

UTILITIES 6.9%
Frontier Communications Corp.
10.500% due 09/15/2022 (k)		3,670	3,904
11.000% due 09/15/2025 (k)		3,670	3,840
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (k)		5,400	5,447
6.000% due 11/27/2023 (k)		35,500	38,464
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (k)		2,525	2,749
6.510% due 03/07/2022		400	446
7.288% due 08/16/2037 (k)		900	1,063
7.288% due 08/16/2037		488	577
8.625% due 04/28/2034 (k)		2,725	3,594
Illinois Power Generating Co.
6.300% due 04/01/2020 (k)		34,047	13,789
7.950% due 06/01/2032		31,789	12,716
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,675	1,158
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		784	153
6.750% due 10/01/2023 (i)		24,159	4,711
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	200	226
3.737% due 03/17/2020 (k)		$5,000	4,900
5.375% due 10/01/2029 (k)	GBP	2,320	2,540
5.750% due 01/20/2020 (k)		$10,615	10,965
6.250% due 12/14/2026 (k)	GBP	6,398	7,762
6.625% due 01/16/2034 (k)		11,017	12,589
7.875% due 03/15/2019 (k)		$7,877	8,546
Sierra Hamilton LLC
12.250% due 12/15/2018		30,000	21,919
Sprint Capital Corp.
6.900% due 05/01/2019 (k)		3,550	3,692
Sprint Communications, Inc.
7.000% due 08/15/2020 (k)		9,850	9,948
Sprint Corp.
7.125% due 06/15/2024 (k)		22,613	22,161
7.875% due 09/15/2023 (k)		8,746	8,877

			206,736

Total Corporate Bonds & Notes (Cost $1,470,414)			1,291,103

MUNICIPAL BONDS & NOTES 0.7%
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,390	1,405

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036		6,675	6,849

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		95	82

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		14,400	13,858

Total Municipal Bonds & Notes (Cost $20,425)			22,194

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
3.000% due 01/25/2042 (a)(k)		1,523	130
3.500% due 08/25/2032 (a)(k)		3,284	414
5.475% due 08/25/2038 (a)(k)		1,773	269
5.625% due 02/25/2043 (a)(k)		6,705	1,168
6.115% due 12/25/2036 (a)(k)		5,314	1,133
7.874% due 10/25/2042 (k)		2,795	3,155

Freddie Mac
4.000% due 03/15/2027 (a)(k)	1,541	188
5.175% due 10/25/2028	4,600	4,845
5.676% due 09/15/2042 (a)(k)	2,311	357
5.976% due 12/15/2034 (a)	2,677	242
9.524% due 03/25/2029	4,800	4,832
11.025% due 10/25/2028	1,000	1,122
11.275% due 03/25/2025	7,283	8,258
Ginnie Mae
3.500% due 06/20/2042 (a)(k)	1,713	137
5.588% due 08/20/2042 (a)(k)	4,278	893
5.718% due 12/20/2040 (a)(k)	4,070	698
6.170% due 08/16/2039 (a)(k)	5,027	618

Total U.S. Government Agencies (Cost $26,826)		28,459

NON-AGENCY MORTGAGE-BACKED SECURITIES 47.4%
Adjustable Rate Mortgage Trust
0.675% due 03/25/2037 (k)	2,682	2,027
0.785% due 03/25/2036	7,825	4,876
3.452% due 03/25/2037 (k)	6,136	4,924
4.969% due 11/25/2037 ^	1,665	1,218
American Home Mortgage Investment Trust
6.600% due 01/25/2037	5,565	3,178
ASG Resecuritization Trust
6.000% due 06/28/2037 (k)	49,267	35,686
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	190	182
6.000% due 04/25/2036	2,091	1,735
6.000% due 07/25/2046 ^	2,301	2,031
6.500% due 02/25/2036 ^	4,189	3,936
15.784% due 09/25/2035 ^	566	689
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 (k)	8,902	8,791
Banc of America Funding Trust
0.735% due 04/25/2037 ^	3,120	2,128
2.856% due 09/20/2046	3,943	3,290
3.261% due 04/20/2035 ^	5,158	3,806
3.314% due 09/20/2047 ^	790	596
3.355% due 09/20/2037	1,407	964
4.664% due 08/26/2036	6,225	4,544
6.000% due 10/25/2037 ^	6,568	4,873
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	2,807	2,316
5.750% due 05/25/2037 ^	1,971	1,514
6.000% due 10/25/2036 ^	341	284
Bayview Commercial Asset Trust
0.745% due 03/25/2037	314	280
0.755% due 12/25/2036	491	427
0.955% due 08/25/2034	237	219
BCAP LLC Trust
0.704% due 05/26/2036	6,313	3,472
0.754% due 02/26/2037	19,447	12,372
1.024% due 05/26/2035	7,568	3,912
1.189% due 02/26/2047	22,201	12,840
3.006% due 03/26/2037	3,793	3,036
3.065% due 07/26/2036	6,110	5,551
3.232% due 07/26/2036	1,548	1,257
4.452% due 03/27/2037	9,587	6,829
5.500% due 12/26/2035	14,992	12,483
6.237% due 10/26/2037	4,809	4,538
7.506% due 06/26/2037	8,138	7,838
8.320% due 11/26/2035	2,767	2,926
8.883% due 07/26/2036	831	846
14.823% due 01/26/2036	13,176	3,185
Bear Stearns Adjustable Rate Mortgage Trust
2.973% due 02/25/2036 ^	1,904	1,607
Bear Stearns ALT-A Trust
0.865% due 08/25/2036 (k)	45,653	37,108
1.025% due 01/25/2036 ^(k)	14,245	11,638
1.650% due 03/25/2035	7,702	5,878
2.738% due 03/25/2036	3,475	2,400
2.922% due 04/25/2037 (k)	9,454	7,211
2.931% due 08/25/2046 (k)	6,617	5,095
3.046% due 12/25/2046 ^	8,579	6,166
3.065% due 07/25/2036 (k)	66,890	37,141
3.267% due 09/25/2035 ^	9,558	7,257
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	6,597	6,276
Citigroup Mortgage Loan Trust, Inc.
2.710% due 08/25/2037	5,283	3,887
3.003% due 07/25/2036 ^	4,138	2,618
3.037% due 03/25/2037 ^	3,870	3,515
3.099% due 08/25/2034	6,115	4,527
5.243% due 04/25/2037 ^	1,014	869
5.500% due 12/25/2035	5,001	4,010
6.500% due 09/25/2036	1,924	1,475

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (k)		11,082	8,933
Commercial Mortgage Loan Trust
6.296% due 12/10/2049 (k)		7,125	4,560
Commercial Mortgage Trust
4.000% due 07/10/2046		8,000	6,971
5.951% due 07/10/2038 (k)		10,700	9,879
Countrywide Alternative Loan Resecuritization Trust
2.884% due 03/25/2047		5,741	5,457
Countrywide Alternative Loan Trust
0.705% due 05/25/2036 (k)		31,507	21,223
0.722% due 03/20/2047		1,098	769
0.735% due 08/25/2047 ^		2,413	1,979
0.742% due 05/20/2046 ^(k)		28,696	21,089
0.745% due 05/25/2047		22,304	11,098
0.755% due 03/25/2036 (k)		29,367	22,387
0.785% due 07/25/2036 (k)		12,000	8,992
0.832% due 11/20/2035		297	240
1.225% due 10/25/2035 ^		1,693	1,283
1.817% due 07/20/2035 ^(k)		19,823	14,982
2.960% due 05/25/2036 (k)		12,096	9,571
5.500% due 11/25/2035		3,281	2,454
5.500% due 02/25/2036 ^		2,302	2,010
5.500% due 02/25/2036 (k)		2,579	2,213
5.500% due 05/25/2036 ^(k)		2,742	2,575
5.500% due 05/25/2037		2,532	2,099
6.000% due 03/25/2035 ^(k)		642	531
6.000% due 02/25/2036 (k)		28,063	22,284
6.000% due 04/25/2036		967	721
6.000% due 01/25/2037 ^		1,984	1,912
6.000% due 02/25/2037 (k)		7,023	6,205
6.000% due 02/25/2037 ^		2,538	1,785
6.000% due 04/25/2037 ^		8,532	6,123
6.000% due 04/25/2037 (k)		12,662	11,040
6.000% due 08/25/2037		4,620	3,694
6.000% due 08/25/2037 ^(k)		16,550	13,231
6.250% due 12/25/2036 ^(k)		948	709
18.355% due 07/25/2035		189	254
Countrywide Home Loan Mortgage Pass-Through Trust
2.395% due 03/25/2046 ^(k)		53,554	27,795
2.722% due 03/20/2036 (k)		354	354
2.941% due 05/20/2036 ^		4,265	3,426
6.000% due 01/25/2038 ^(k)		6,217	5,288
Credit Suisse Commercial Mortgage Trust
2.592% due 11/25/2037		10,968	6,061
5.855% due 02/15/2039		3,410	3,102
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 (k)		4,620	4,157
6.000% due 01/25/2036		470	360
Credit Suisse Mortgage Capital Certificates
2.575% due 10/26/2036 (k)		22,517	17,047
2.664% due 12/29/2037		5,391	3,717
2.758% due 05/27/2036		15,336	10,380
2.990% due 05/26/2036		9,313	5,638
3.039% due 09/26/2047		26,287	13,797
3.113% due 04/28/2037		7,136	5,345
5.750% due 05/26/2037 (k)		32,140	29,364
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		3,591	2,715
6.500% due 05/25/2036 ^		4,197	3,100
DBUBS Mortgage Trust
4.652% due 11/10/2046		19,203	13,137
Debussy PLC
5.930% due 07/12/2025 (k)	GBP	55,000	71,463
8.250% due 07/12/2025		10,000	11,236
Deco Pan Europe Ltd.
0.503% due 04/27/2018	EUR	1,778	1,964
Deutsche ALT-A Securities, Inc.
0.825% due 04/25/2037		$10,898	5,790
5.500% due 12/25/2035 ^		1,071	903
Epic Drummond Ltd.
0.000% due 01/25/2022 (k)	EUR	39,096	43,040
Eurosail PLC
1.979% due 09/13/2045	GBP	15,406	15,598
2.629% due 09/13/2045		10,990	10,185
4.229% due 09/13/2045		9,132	9,574
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(f)		$21	19
0.000% due 05/25/2020 (b)(f)		30	27
0.000% due 06/25/2020 ^(b)(f)		14	13
0.000% due 03/25/2035 (b)(f)		173	134
First Horizon Mortgage Pass-Through Trust
3.059% due 05/25/2037 ^		10,195	8,387

Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049	EUR	4,108	3,815
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 (k)		14,532	12,487
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (k)		$44,200	43,821
Greenwich Capital Commercial Funding Corp. Trust
6.572% due 06/10/2036		2,850	2,897
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	7,026	5,943
GS Mortgage Securities Trust
5.830% due 04/10/2038		$3,582	3,526
GSC Capital Corp. Mortgage Trust
0.705% due 05/25/2036 ^		4,605	3,573
HarborView Mortgage Loan Trust
2.543% due 06/19/2045 ^		1,512	932
HomeBanc Mortgage Trust
2.730% due 04/25/2037 ^		7,529	4,866
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		14,411	12,521
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 (k)	EUR	35,109	31,277
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044		1,271	1,151
Impac Secured Assets Trust
0.695% due 01/25/2037 (k)		$10,233	9,367
IndyMac Mortgage Loan Trust
0.705% due 02/25/2037		2,392	1,702
0.735% due 11/25/2036		365	325
2.918% due 11/25/2035 ^		6,604	5,487
3.358% due 06/25/2036		1,702	1,398
Infinity SoPRANo
0.000% due 11/05/2019 (k)	EUR	6,988	7,742
Jefferies Resecuritization Trust
6.000% due 12/26/2036		$4,202	1,787
JPMorgan Alternative Loan Trust
1.024% due 06/27/2037 (k)		19,796	15,507
3.029% due 05/25/2036 ^		1,355	1,046
3.133% due 11/25/2036 ^		1,805	1,655
6.000% due 12/25/2035 ^		1,617	1,486
JPMorgan Chase Commercial Mortgage Securities Trust
5.010% due 07/15/2042		3,195	3,111
5.664% due 01/12/2043 (k)		7,727	7,731
6.090% due 06/12/2041 (k)		10,975	10,971
JPMorgan Resecuritization Trust
2.994% due 03/21/2037		7,221	6,138
6.000% due 09/26/2036		3,482	2,549
6.189% due 04/26/2036		7,472	4,598
Lavender Trust
6.250% due 10/26/2036		5,483	4,420
LB-UBS Commercial Mortgage Trust
5.928% due 02/15/2040		6,683	6,743
6.080% due 06/15/2038		3,079	2,803
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		5,544	5,500
Lehman XS Trust
1.425% due 08/25/2047		820	556
MASTR Alternative Loan Trust
1.225% due 02/25/2036		2,545	1,602
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		4,715	4,149
Merrill Lynch Mortgage Investors Trust
2.868% due 03/25/2036 ^(k)		14,879	10,209
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050 (k)		44,986	43,549
Mesdag Delta BV
0.000% due 01/25/2020 (k)	EUR	15,933	15,538
Morgan Stanley Capital Trust
5.862% due 07/12/2044 (k)		$4,500	4,491
5.865% due 04/15/2049 (k)		44,493	43,098
6.252% due 08/12/2041 (k)		7,225	7,177
Morgan Stanley Mortgage Loan Trust
0.695% due 05/25/2036		218	96
3.127% due 05/25/2036 ^		3,587	2,546
3.169% due 11/25/2037		3,445	2,914
5.962% due 06/25/2036		2,461	1,225
Morgan Stanley Re-REMIC Trust
0.961% due 02/26/2037		7,203	4,938
0.986% due 03/26/2037		4,445	3,069
Morgan Stanley Resecuritization Trust
2.997% due 06/26/2035		11,084	5,611
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(f)		11	9

RBSSP Resecuritization Trust
3.399% due 09/26/2035		7,894	5,436
5.500% due 05/26/2036		8,447	7,493
6.000% due 06/26/2037		2,009	1,694
8.924% due 06/26/2037		805	577
Residential Accredit Loans, Inc. Trust
0.675% due 02/25/2037		982	808
6.000% due 12/25/2035 ^(k)		4,244	3,699
6.000% due 11/25/2036 ^		4,967	3,979
6.250% due 02/25/2037 ^(k)		6,581	5,421
6.500% due 09/25/2037 ^		2,327	2,032
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (k)		1,194	1,035
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,519	1,411
6.000% due 02/25/2037 ^		301	239
6.000% due 03/25/2037 ^		3,878	2,661
6.250% due 10/25/2036 ^		178	159
Sequoia Mortgage Trust
1.603% due 02/20/2034		847	800
2.550% due 09/20/2032		901	862
5.279% due 06/20/2037 ^(k)		18,373	16,630
Structured Adjustable Rate Mortgage Loan Trust
3.168% due 04/25/2036 ^		1,142	1,055
Structured Asset Mortgage Investments Trust
0.735% due 05/25/2036		45	35
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		3,449	2,513
Suntrust Adjustable Rate Mortgage Loan Trust
6.042% due 02/25/2037 ^		9,360	7,924
Theatre Hospitals PLC
3.528% due 10/15/2031 (k)	GBP	39,901	49,723
4.278% due 10/15/2031		1,885	2,301
WaMu Mortgage Pass-Through Certificates Trust
2.193% due 07/25/2046		$429	386
2.705% due 08/25/2036 ^		3,517	3,290
Washington Mutual Mortgage Pass-Through Certificates Trust
0.765% due 01/25/2047 ^		3,059	2,304
1.254% due 06/25/2046		11,602	6,493
5.750% due 11/25/2035 ^		2,495	2,337
5.967% due 05/25/2036 ^(k)		10,160	7,330
Wells Fargo Mortgage Loan Trust
2.993% due 03/27/2037		8,184	6,401

Total Non-Agency Mortgage-Backed Securities (Cost $1,434,150)			1,413,326

ASSET-BACKED SECURITIES 78.1%
Aames Mortgage Investment Trust
1.514% due 07/25/2035 (k)		19,113	16,144
Accredited Mortgage Loan Trust
0.785% due 09/25/2036 (k)		2,200	1,946
1.125% due 07/25/2035		5,453	4,608
ACE Securities Corp. Home Equity Loan Trust
0.635% due 12/25/2036		27,624	11,750
0.825% due 02/25/2036		5,177	4,754
1.145% due 02/25/2036 ^		7,633	6,548
1.500% due 07/25/2035		2,900	2,528
1.620% due 07/25/2035 ^		17,938	8,823
2.025% due 11/25/2034		1,365	1,165

Aegis Asset-Backed Securities Trust
0.955% due 12/25/2035 (k)		22,800	16,872
1.005% due 06/25/2035 (k)		12,094	9,198
Ameriquest Mortgage Securities Trust
0.865% due 04/25/2036 (k)		30,500	28,048
0.915% due 03/25/2036 (k)		20,042	18,198
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 01/25/2036 (k)		22,225	18,699
1.135% due 09/25/2035 (k)		13,750	10,088
1.575% due 04/25/2035 (k)		21,004	18,134
1.589% due 11/25/2034		5,526	4,687
2.474% due 09/25/2032		1,148	961
4.671% due 05/25/2034 ^		2,745	2,397
Amortizing Residential Collateral Trust
1.650% due 08/25/2032		798	744
Argent Securities Trust
0.625% due 06/25/2036		850	310
0.645% due 04/25/2036		1,316	529
0.675% due 06/25/2036		4,664	1,724
0.675% due 09/25/2036		10,042	4,112
0.715% due 03/25/2036 (k)		14,256	7,705
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.845% due 01/25/2036 (k)		19,734	16,872
0.905% due 02/25/2036 (k)		40,115	28,785
1.800% due 11/25/2034		9,031	7,018

Asset-Backed Funding Certificates Trust
1.075% due 07/25/2035		7,400	6,108
1.575% due 03/25/2034		1,423	1,151
Asset-Backed Securities Corp. Home Equity Loan Trust
3.508% due 08/15/2033		833	798
Bear Stearns Asset-Backed Securities Trust
1.725% due 07/25/2035 (k)		39,756	32,327
2.025% due 10/27/2032		575	534
2.400% due 12/25/2034 (k)		18,650	14,395
3.209% due 10/25/2036 (k)		809	751
6.000% due 12/25/2035 ^		860	758
Carlyle Global Market Strategies CLO Ltd.
6.034% due 04/27/2027		1,750	1,580
Carrington Mortgage Loan Trust
0.605% due 10/25/2036		1,275	774
0.785% due 02/25/2037		8,300	6,544
0.945% due 02/25/2037		13,201	9,111
1.575% due 05/25/2035		4,400	3,477
Centex Home Equity Loan Trust
1.005% due 10/25/2035 (k)		9,213	8,450
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		3,390	2,248
Citigroup Mortgage Loan Trust, Inc.
0.665% due 01/25/2037 (k)		39,471	31,422
0.675% due 12/25/2036 (k)		30,212	17,644
0.685% due 09/25/2036 (k)		26,669	20,368
0.725% due 05/25/2037		1,029	767
0.745% due 12/25/2036		6,084	3,598
0.925% due 03/25/2037 (k)		40,086	33,131
0.935% due 10/25/2035 (k)		8,200	7,758
6.351% due 05/25/2036 ^(k)		3,734	2,364
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^(k)		39,159	38,305
0.665% due 06/25/2035 (k)		78,837	61,371
0.665% due 01/25/2037 (k)		27,655	21,423
0.665% due 06/25/2037 (k)		28,631	23,837
0.665% due 07/25/2037 ^(k)		15,075	12,622
0.665% due 06/25/2047 ^(k)		55,526	40,661
0.675% due 04/25/2047		2,555	2,320
0.675% due 06/25/2047 ^(k)		24,354	22,742
0.685% due 05/25/2036 (k)		13,552	10,728
0.695% due 03/25/2037 (k)		8,270	7,479
0.695% due 05/25/2037 (k)		2,592	2,427
0.725% due 06/25/2037 ^(k)		24,427	18,554
0.745% due 05/25/2037 (k)		25,000	18,472
0.745% due 08/25/2037		26,000	16,597
0.745% due 05/25/2047 (k)		17,951	12,961
0.745% due 06/25/2047 ^		19,000	11,392
0.755% due 04/25/2047 (k)		35,000	21,502
0.755% due 10/25/2047 (k)		32,742	31,050
0.765% due 03/25/2036 (k)		48,066	39,225
0.765% due 04/25/2036		1,019	686
0.805% due 01/25/2045 (k)		7,700	7,216
0.815% due 10/25/2047 (k)		59,229	37,908
0.915% due 04/25/2036		8,762	4,245
0.964% due 04/25/2036 (k)		10,000	8,876
0.975% due 03/25/2047 ^		2,617	1,507
1.075% due 05/25/2047		5,279	3,577
1.275% due 03/25/2034 (k)		860	834
1.725% due 06/25/2033		1,532	1,376
2.025% due 02/25/2035		4,300	3,931
4.961% due 10/25/2046 ^		939	881
5.301% due 10/25/2032 ^(k)		24,189	21,546
Countrywide Asset-Backed Certificates Trust
0.675% due 03/25/2047 (k)		16,257	15,231
0.984% due 05/25/2036		7,400	6,755
1.044% due 05/25/2036		32,154	19,095
1.155% due 08/25/2035		7,400	7,215
1.164% due 10/25/2035 (k)		7,200	6,847
1.174% due 07/25/2035		4,500	4,345
1.254% due 07/25/2035 (k)		6,900	6,113
1.424% due 04/25/2035 (k)		10,753	9,741
1.874% due 04/25/2035 (k)		3,400	3,013
2.250% due 11/25/2034 (k)		13,611	11,427
Credit-Based Asset Servicing and Securitization LLC
1.154% due 07/25/2035		3,000	2,182
Dekania Europe CDO PLC
0.218% due 09/27/2037	EUR	6,200	5,823
Encore Credit Receivables Trust
1.215% due 07/25/2035		$421	354
FAB U.S. Ltd.
0.000% due 12/06/2045 (f)	GBP	9,682	5,915
Fieldstone Mortgage Investment Trust
0.694% due 07/25/2036		$7,404	4,514

First Franklin Mortgage Loan Trust
0.765% due 04/25/2036		6,825	4,605
0.905% due 02/25/2036		5,500	3,190
0.975% due 11/25/2036 (k)		27,273	25,345
1.500% due 05/25/2036		16,750	7,356
Fremont Home Loan Trust
0.675% due 01/25/2037		4,235	2,271
0.765% due 02/25/2037		1,752	1,011
1.015% due 07/25/2035		2,800	2,546
Glacier Funding CDO Ltd.
1.038% due 08/04/2035		27,257	7,632
Gramercy Real Estate CDO Ltd.
1.275% due 07/25/2041		1,150	1,078
GSAA Trust
5.058% due 05/25/2035		5,158	4,836
GSAMP Trust
0.585% due 01/25/2037		4,489	2,814
0.615% due 01/25/2037		1,339	843
0.685% due 05/25/2046 (k)		1,047	982
0.725% due 11/25/2036		5,382	3,225
0.775% due 12/25/2036		5,709	3,324
0.795% due 04/25/2036 (k)		26,000	16,153
2.175% due 10/25/2034		751	711
3.075% due 10/25/2033		732	697
Hillcrest CDO Ltd.
1.185% due 12/10/2039		60,637	29,409
Home Equity Asset Trust
1.620% due 05/25/2035		3,800	3,427
1.725% due 07/25/2035		4,000	3,291
Home Equity Loan Trust
0.865% due 04/25/2037		8,000	4,848
House of Europe Funding PLC
0.000% due 11/08/2090	EUR	5,600	5,239
HSI Asset Securitization Corp. Trust
0.635% due 12/25/2036		$28,532	12,363
0.685% due 10/25/2036		10,897	6,020
0.695% due 12/25/2036		17,476	7,622
0.715% due 01/25/2037 (k)		49,500	36,068
0.915% due 11/25/2035		5,830	4,394
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.685% due 11/25/2036		7,437	5,706
0.765% due 04/25/2037		4,644	2,949
0.965% due 03/25/2036		1,504	1,030
IXIS Real Estate Capital Trust
1.155% due 02/25/2036 (k)		11,040	10,044
1.500% due 09/25/2035 ^		5,457	3,609
JPMorgan Mortgage Acquisition Corp.
0.915% due 05/25/2035 (k)		5,000	4,206
JPMorgan Mortgage Acquisition Trust
0.665% due 03/25/2047 (k)		9,050	8,531
0.675% due 07/25/2036		2,401	1,217
0.685% due 07/25/2036 ^		1,553	655
0.765% due 08/25/2036		2,947	2,484
0.774% due 07/25/2036 (k)		18,262	15,974
5.462% due 10/25/2036 ^		4,995	3,894
5.888% due 10/25/2036 ^(k)		16,650	12,975
Lehman XS Trust
5.117% due 05/25/2037 ^(k)		16,960	12,660

Long Beach Mortgage Loan Trust
1.170% due 11/25/2035 (k)		28,200	24,462
1.175% due 09/25/2034		1,216	926
1.500% due 04/25/2035 (k)		38,750	34,563
MASTR Asset-Backed Securities Trust
0.695% due 06/25/2036 (k)		6,656	5,115
0.695% due 10/25/2036 (k)		4,108	3,855
0.705% due 02/25/2036		10,046	5,541
0.765% due 06/25/2036		4,313	2,470
0.815% due 12/25/2035 (k)		7,748	7,009
0.885% due 12/25/2035		11,886	4,961
Morgan Stanley ABS Capital, Inc. Trust
0.585% due 09/25/2036		4,404	2,181
0.595% due 10/25/2036		5	3
0.665% due 10/25/2036		11,346	6,576
0.675% due 06/25/2036 (k)		12,862	9,394
0.675% due 09/25/2036		8,847	4,500
0.675% due 11/25/2036 (k)		22,567	13,711
0.745% due 10/25/2036		5,468	3,214
0.795% due 03/25/2036 (k)		30,000	26,645
1.170% due 09/25/2035		6,500	5,999
1.200% due 09/25/2035 (k)		18,121	13,752
1.525% due 07/25/2037 (k)		32,670	28,935
2.475% due 05/25/2034		2,672	2,517
Morgan Stanley Capital, Inc. Trust
0.815% due 01/25/2036 (k)		22,677	21,374

National Collegiate Commutation Trust
0.000% due 03/25/2038	87,000	36,495
New Century Home Equity Loan Trust
3.525% due 01/25/2033 ^	711	640
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.855% due 10/25/2036 ^	5,543	2,039
0.945% due 02/25/2036 (k)	30,900	18,814
Option One Mortgage Loan Trust
0.655% due 07/25/2037 (k)	20,187	13,089
0.665% due 01/25/2037 (k)	13,240	7,775
0.745% due 01/25/2037	2,700	1,610
0.775% due 03/25/2037	804	436
0.855% due 04/25/2037	3,242	2,089
Option One Mortgage Loan Trust Asset-Backed Certificates
0.985% due 11/25/2035 (k)	13,200	10,718
Park Place Securities, Inc.
1.155% due 09/25/2035 (k)	9,600	6,438
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.015% due 08/25/2035	8,350	7,082
1.015% due 09/25/2035 (k)	10,713	9,228
1.075% due 07/25/2035 (k)	30,950	24,803
1.560% due 03/25/2035 ^	7,500	5,863
1.650% due 10/25/2034 (k)	10,000	8,627
1.770% due 01/25/2036 (k)	4,427	4,104
1.845% due 01/25/2036 ^	11,978	9,230
2.250% due 02/25/2035 (k)	29,447	22,133
2.325% due 12/25/2034 (k)	9,329	8,093
2.550% due 12/25/2034	25,974	16,750
Popular ABS Mortgage Pass-Through Trust
0.915% due 02/25/2036	7,000	6,081
1.215% due 06/25/2035 (k)	626	517
1.675% due 06/25/2035	683	524
Putnam Structured Product Funding Ltd.
9.092% due 02/25/2037	2,678	2,745
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,247	1,670
Residential Asset Mortgage Products Trust
0.845% due 01/25/2036 (k)	14,303	12,006
0.905% due 01/25/2036	4,360	3,480
1.005% due 09/25/2035	6,494	6,216
1.245% due 02/25/2035	250	230
1.274% due 04/25/2034	5,027	4,638
1.394% due 04/25/2034	5,743	5,122
2.099% due 04/25/2034 ^	1,554	1,111
2.504% due 04/25/2034 ^	2,022	1,463
Residential Asset Securities Corp. Trust
0.655% due 11/25/2036 (k)	14,630	12,287
0.755% due 06/25/2036 (k)	41,332	32,729
0.765% due 09/25/2036 (k)	16,782	15,385
0.785% due 07/25/2036 (k)	17,800	14,755
0.805% due 04/25/2036 (k)	5,270	4,774
0.855% due 12/25/2035	20,308	15,091
0.855% due 04/25/2036	10,000	4,489
0.855% due 04/25/2036 (k)	17,500	14,567
0.865% due 05/25/2037	9,275	7,091
0.935% due 01/25/2036	3,200	2,943
1.650% due 02/25/2035	1,900	1,624
Saxon Asset Securities Trust
2.275% due 12/25/2037 (k)	54,526	49,966
Securitized Asset-Backed Receivables LLC Trust
0.665% due 07/25/2036 (k)	29,083	22,834
0.685% due 07/25/2036	3,262	1,663
0.775% due 05/25/2036 (k)	21,087	13,102
0.795% due 03/25/2036 (k)	10,288	8,395
0.925% due 11/25/2035	11,529	5,925
0.975% due 10/25/2035 (k)	13,000	10,978
1.185% due 08/25/2035	5,815	3,913
SLM Student Loan Trust
0.000% due 10/28/2029 (f)	25	28,481
0.000% due 01/25/2042 (f)	20	21,049
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (f)	21,280	12,355
Soloso CDO Ltd.
0.977% due 10/07/2037	11,318	4,640
Soundview Home Loan Trust
0.675% due 06/25/2037 (k)	4,134	2,740
0.685% due 11/25/2036 (k)	12,924	12,413
0.705% due 02/25/2037	8,881	3,879
0.785% due 02/25/2037	4,074	1,817
0.805% due 05/25/2036 (k)	14,465	12,100
0.875% due 03/25/2036	7,933	6,661
1.475% due 10/25/2037	9,079	6,704
1.625% due 09/25/2037	2,642	1,901

Specialty Underwriting & Residential Finance Trust
0.875% due 03/25/2037		719	396
1.500% due 12/25/2035		5,456	4,964
2.325% due 05/25/2035		2,530	2,354
3.983% due 02/25/2037 ^		3,809	2,107
Taberna Preferred Funding Ltd.
1.118% due 05/05/2038		20,743	16,228
1.128% due 02/05/2037		48,718	39,949
1.158% due 08/05/2036 ^		22,266	15,586
1.158% due 08/05/2036		5,535	3,875
Trapeza CDO LLC
1.853% due 01/20/2034 (k)		27,935	23,186
Wachovia Mortgage Loan Trust
1.215% due 10/25/2035		8,000	5,872
Wells Fargo Home Equity Asset-Backed Securities Trust
0.855% due 05/25/2036		5,000	4,190

Total Asset-Backed Securities (Cost $2,262,575)			2,326,980

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	347,000	3,328
4.500% due 07/03/2017		310,000	3,011
4.750% due 04/17/2019 (k)	EUR	1,900	1,945

Total Sovereign Issues (Cost $8,064)			8,284

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		858,034	0

FINANCIALS 0.1%
TIG FinCo PLC (i)		2,651,536	2,543

Total Common Stocks (Cost $3,931)			2,543

SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (j) 3.1%			93,500

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.5%
0.472% due 03/02/2017 - 03/16/2017 (e)(f)(k)(m)(o)		$45,150	45,079

Total Short-Term Instruments (Cost $138,561)			138,579

Total Investments in Securities (Cost $5,465,028)			5,322,748

Total Investments 178.6% (Cost $5,465,028)			$5,322,748
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $5,908 )			2,058
Other Assets and Liabilities, net (78.7)%			(2,343,900)

Net Assets 100.0%			$2,980,906

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	$38,465	$37,833	1.27%
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/02/2015	634	153	0.01
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/01/2015 - 04/08/2015	19,498	4,711	0.16
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	25,298	0.85
TIG FinCo PLC	04/02/2015	3,931	2,543	0.09

		$85,728	$70,538	2.38%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.250%	09/30/2016	10/03/2016	$13,800	U.S. Treasury Notes 1.250% due 03/31/2021	$(14,087)	$13,800	$13,800
	1.300	09/30/2016	10/03/2016	79,700	U.S. Treasury Bonds 3.000% due 11/15/2045	(80,538)	79,700	79,709

Total Repurchase Agreements						$(94,625)	$93,500	$93,509

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.900%	11/24/2015	TBD	(3)		$(25,272)	$(25,470)
	0.900	12/02/2015	TBD	(3)		(12,960)	(13,059)
	1.450	08/30/2016	11/30/2016			(1,061)	(1,062)
	1.900	08/16/2016	11/16/2016			(5,840)	(5,855)
	1.900	08/30/2016	11/30/2016			(3,572)	(3,578)
	2.146	07/01/2016	10/03/2016			(6,247)	(6,282)
	2.154	07/05/2016	10/05/2016			(11,760)	(11,823)
	2.197	07/21/2016	10/21/2016			(43,623)	(43,820)
	2.243	07/27/2016	10/27/2016			(14,914)	(14,977)
	2.278	08/04/2016	11/04/2016			(15,941)	(16,002)
	2.333	08/30/2016	11/30/2016			(15,823)	(15,858)
	2.353	09/26/2016	12/21/2016			(9,327)	(9,331)
	2.354	10/03/2016	01/03/2017			(6,661)	(6,661)
	2.529	10/16/2015	10/17/2016			(20,519)	(20,633)
	2.667	05/14/2015	11/14/2016			(20,027)	(20,100)
	2.713	09/22/2016	09/22/2017			(4,391)	(4,395)
	2.845	09/26/2016	03/24/2017			(2,665)	(2,666)
BPG	2.434	11/12/2015	11/14/2016			(19,906)	(20,345)
	2.466	11/30/2015	11/30/2016			(9,013)	(9,203)
	2.545	12/10/2015	12/09/2016			(4,479)	(4,573)
	2.552	12/11/2015	12/09/2016			(13,588)	(13,874)
	2.647	01/11/2016	01/11/2017			(30,316)	(30,909)
	2.653	01/27/2016	01/27/2017			(9,054)	(9,221)
	2.666	02/17/2016	02/17/2017			(9,712)	(9,877)
	2.731	03/16/2016	03/16/2017			(36,818)	(37,379)
	2.745	03/17/2016	03/16/2017			(9,049)	(9,187)
BPS	0.300	09/20/2016	12/20/2016		EUR	(3,387)	(3,805)
	0.400	09/29/2016	TBD	(3)		(3,464)	(3,892)
	0.450	09/26/2016	10/26/2016			(5,218)	(5,862)
	0.700	09/15/2016	10/17/2016		GBP	(22,022)	(28,554)
	0.750	09/22/2016	10/24/2016			(4,965)	(6,437)
	0.900	09/29/2016	10/28/2016			(1,776)	(2,302)
	1.150	09/13/2016	10/05/2016			(1,893)	(2,456)
	1.480	07/11/2016	10/06/2016			$(1,542)	(1,547)
	1.530	09/13/2016	10/27/2016			(90)	(90)
	1.560	08/16/2016	11/15/2016			(4,100)	(4,109)
	1.560	09/02/2016	11/15/2016			(4,091)	(4,096)
	1.690	07/26/2016	01/26/2017			(3,552)	(3,564)
	2.473	08/15/2016	12/02/2016			(3,597)	(3,609)
	2.731	08/15/2016	03/16/2017			(4,382)	(4,398)
	2.969	08/19/2016	08/18/2017			(32,458)	(32,578)
	2.976	08/16/2016	08/16/2017			(44,095)	(44,270)
BRC	1.450	09/02/2016	12/01/2016			(781)	(782)
	1.650	08/16/2016	11/16/2016			(1,856)	(1,860)
	1.650	09/02/2016	12/01/2016			(2,734)	(2,738)
DBL	0.900	07/05/2016	10/05/2016		EUR	(26,153)	(29,445)
DEU	1.500	07/13/2016	10/13/2016			$(20,301)	(20,370)
	1.650	09/21/2016	12/13/2016			(2,925)	(2,927)
	1.650	09/28/2016	12/16/2016			(33,904)	(33,912)
GLM	0.750	07/11/2016	10/11/2016		EUR	(15,703)	(17,670)
	2.167	07/08/2016	10/11/2016			$(7,215)	(7,253)
GSC	1.977	09/13/2016	10/14/2016			(46,970)	(47,022)
	2.024	09/15/2016	10/17/2016			(28,556)	(28,585)
	2.177	09/13/2016	10/14/2016			(16,946)	(16,966)
JML	1.400	09/12/2016	10/07/2016			(40,520)	(40,553)
JPS	1.973	07/13/2016	10/13/2016			(16,064)	(16,136)
MSB	2.379	03/30/2016	10/03/2016			(2,819)	(2,836)
	2.388	04/29/2016	05/01/2017			(10,694)	(10,739)
	2.465	04/27/2016	04/27/2017			(21,887)	(21,989)
	2.585	06/06/2016	06/06/2017			(7,146)	(7,160)
	2.589	04/22/2016	04/21/2017			(29,502)	(29,657)
	2.589	06/02/2016	04/21/2017			(2,988)	(2,995)
MSC	2.528	08/05/2016	02/06/2017			(18,106)	(18,181)
	2.596	10/03/2016	10/03/2017			(2,632)	(2,632)
	2.817	07/11/2016	01/11/2017			(19,573)	(19,702)
	2.854	09/16/2016	09/15/2017			(27,499)	(27,536)
MYI	(5.000)	10/03/2016	TBD	(3)	EUR	(1,765)	(1,983)
	1.250	08/09/2016	11/09/2016		GBP	(2,766)	(3,592)
NOM	2.128	04/14/2016	10/14/2016			$(14,076)	(14,219)
	2.173	04/15/2016	10/14/2016			(6,440)	(6,471)
	2.359	08/03/2016	02/03/2017			(27,256)	(27,365)
	2.561	08/22/2016	02/22/2017			(28,336)	(28,421)
RBC	1.550	09/02/2016	10/04/2016			$(2,574)	(2,577)
	1.690	07/27/2016	01/27/2017			(3,593)	(3,604)
	1.720	08/01/2016	02/01/2017			(19,566)	(19,625)
	1.777	08/04/2016	02/06/2017			(5,042)	(5,057)
	1.850	08/11/2016	02/13/2017			(10,341)	(10,369)
	2.336	04/25/2016	04/24/2017			(29,781)	(30,092)
	2.495	08/18/2016	02/21/2017			(14,260)	(14,305)
	2.550	09/13/2016	03/13/2017			(37,763)	(37,817)
	2.550	09/26/2016	03/27/2017			(19,973)	(19,983)
	2.560	09/20/2016	03/20/2017			(55,267)	(55,318)
	2.560	09/22/2016	03/22/2017			(17,834)	(17,848)
RCE	0.950	09/22/2016	10/24/2016		GBP	(3,840)	(4,979)
	1.050	08/31/2016	11/30/2016			(7,344)	(9,529)
	1.200	07/29/2016	10/31/2016			(3,895)	(5,060)
	1.350	07/18/2016	10/18/2016			(3,893)	(5,061)
	1.379	09/14/2016	12/14/2016			(2,946)	(3,822)
RDR	1.450	07/14/2016	10/14/2016			$(957)	(960)
	1.600	08/29/2016	11/30/2016			(3,136)	(3,141)
RTA	1.504	05/06/2016	11/07/2016			(1,591)	(1,601)
	1.506	05/19/2016	11/21/2016			(23,400)	(23,534)
	1.524	07/01/2016	01/03/2017			(9,422)	(9,459)
	1.711	08/03/2016	02/03/2017			(9,110)	(9,136)
	1.727	08/04/2016	02/06/2017			(7,641)	(7,663)
	1.751	10/22/2015	10/21/2016			(36,930)	(37,553)
	1.759	10/26/2015	10/25/2016			(11,488)	(11,681)
	1.857	11/19/2015	11/18/2016			(12,478)	(12,683)
	1.860	08/22/2016	02/22/2017			(11,788)	(11,814)
	1.861	11/18/2015	11/17/2016			(14,412)	(14,650)
	1.872	11/23/2015	11/22/2016			(19,863)	(20,188)
	1.909	09/23/2016	03/23/2017			(3,539)	(3,541)
	2.065	02/02/2016	02/01/2017			(11,027)	(11,181)
	2.103	01/04/2016	01/03/2017			(13,468)	(13,683)
	2.208	04/13/2016	04/12/2017			(9,263)	(9,361)
	2.211	03/15/2016	03/14/2017			(76,130)	(77,074)
	2.212	03/08/2016	02/21/2017			(7,694)	(7,793)
	2.239	04/25/2016	04/24/2017			(26,142)	(26,404)
	2.245	03/17/2016	03/16/2017			(11,950)	(12,099)
	2.253	06/16/2016	06/15/2017			(31,616)	(31,832)
	2.274	06/15/2016	06/09/2017			(4,773)	(4,806)
	2.298	07/19/2016	07/18/2017			(2,020)	(2,030)
	2.337	05/31/2016	05/30/2017			(7,767)	(7,830)
	2.337	06/03/2016	06/02/2017			(18,230)	(18,374)
	2.345	07/26/2016	07/25/2017			(5,708)	(5,734)
	2.443	08/05/2016	08/04/2017			(13,627)	(13,682)
	2.519	08/15/2016	08/14/2017			(28,343)	(28,440)
RYL	0.700	09/12/2016	10/18/2016		EUR	(3,520)	(3,955)
	0.850	08/12/2016	11/14/2016		GBP	(7,043)	(9,140)
SOG	1.290	07/14/2016	10/13/2016			$(2,907)	(2,915)
	1.290	07/15/2016	10/17/2016			(2,134)	(2,140)
	1.290	07/18/2016	10/18/2016			(2,291)	(2,297)
	1.290	07/20/2016	10/20/2016			(8,803)	(8,827)
	1.350	07/29/2016	10/31/2016			(15,620)	(15,659)
	1.350	09/12/2016	10/31/2016			(1,790)	(1,791)
	1.400	08/09/2016	11/09/2016			(14,614)	(14,645)
	1.400	08/12/2016	11/15/2016			(4,652)	(4,661)
	1.400	08/22/2016	11/21/2016			(9,565)	(9,581)
	1.400	08/24/2016	11/21/2016			(10,546)	(10,563)
	1.400	08/26/2016	11/28/2016			(8,100)	(8,112)
	1.400	09/29/2016	11/28/2016			(11,043)	(11,045)
	1.450	09/14/2016	12/14/2016			(7,652)	(7,658)
	1.450	09/21/2016	12/14/2016			(9,736)	(9,743)
	1.650	08/26/2016	02/27/2017			(15,521)	(15,548)
	1.650	09/02/2016	02/27/2017			(11,939)	(11,956)
	2.371	07/26/2016	01/26/2017			(20,535)	(20,628)
	2.375	04/07/2016	10/07/2016			(8,029)	(8,124)
	2.375	06/03/2016	12/06/2016			(9,438)	(9,514)
	2.375	06/06/2016	12/06/2016			(10,420)	(10,502)
	2.375	06/08/2016	12/09/2016			(33,213)	(33,469)
	2.375	06/10/2016	12/09/2016			(8,023)	(8,084)
	2.375	06/14/2016	12/14/2016			(46,662)	(47,004)
	2.393	07/28/2016	01/30/2017			(23,611)	(23,716)
	2.507	09/23/2016	03/22/2017			(10,543)	(10,550)
UBS	0.520	09/26/2016	01/26/2017		EUR	(14,796)	(16,623)
	0.900	07/13/2016	10/13/2016		GBP	(22,329)	(29,001)
	0.900	08/12/2016	10/13/2016			(5,593)	(7,259)
	1.000	08/12/2016	10/17/2016			(4,186)	(5,434)
	1.000	08/15/2016	10/17/2016			(15,665)	(20,332)
	1.000	08/22/2016	10/21/2016			(8,478)	(11,001)
	1.016	09/15/2016	10/14/2016			(30,516)	(39,574)
	1.100	07/25/2016	10/25/2016			(1,584)	(2,057)
	1.100	08/01/2016	11/01/2016			(12,523)	(16,262)
	1.100	08/22/2016	10/21/2016			(13,953)	(18,108)
	1.100	09/08/2016	12/08/2016			(9,010)	(11,688)
	1.290	08/18/2016	11/18/2016			(40,673)	(52,805)
	1.520	07/25/2016	10/25/2016			$(2,899)	(2,908)
	1.540	08/08/2016	11/08/2016			(13,732)	(13,765)
	1.570	07/14/2016	11/14/2016			(13,376)	(13,423)
	1.580	07/15/2016	11/14/2016			(8,269)	(8,298)
	1.590	07/19/2016	10/19/2016			(8,327)	(8,355)
	1.620	07/14/2016	11/14/2016			(2,858)	(2,868)
	1.650	07/28/2016	10/28/2016			(6,525)	(6,545)
	1.650	09/28/2016	12/28/2016			(15,053)	(15,056)
	1.830	08/30/2016	11/30/2016			(9,686)	(9,703)
	2.288	08/09/2016	11/09/2016			(7,008)	(7,033)
	2.295	04/11/2016	10/11/2016			(8,483)	(8,578)
	2.395	04/11/2016	10/11/2016			(10,861)	(10,987)
	2.396	04/12/2016	10/11/2016			(8,207)	(8,302)
	2.399	04/14/2016	10/14/2016			(6,834)	(6,912)
	2.424	07/05/2016	01/05/2017			(20,285)	(20,408)
	2.474	07/05/2016	01/05/2017			(16,308)	(16,409)

Total Reverse Repurchase Agreements							$(2,403,900)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(2,253,934) at a weighted average interest rate of 1.883%.
(3)	Open maturity reverse repurchase agreement.

(k)	Securities with an aggregate market value of $3,162,802 and cash of $17,726 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$500	$27	$9	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	16.400%	01/04/2021	BRL	550,000	$(22,473)	$(4,887)	$0	$(109)
Pay	1-Year BRL-CDI	12.230	01/04/2021		550,000	2,217	1,654	207	0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	102,200	13,409	8,662	0	(359)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		46,900	(16,216)	(14,545)	364	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		$801,000	17,759	(1,628)	0	(4,287)
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		415,000	(45,558)	(7,516)	7,757	0
Pay	6-Month AUD-BBR-BBSW	3.631	03/06/2019	AUD	150,000	5,031	5,031	127	0
Pay	6-Month AUD-BBR-BBSW	3.635	03/06/2019		175,000	5,882	5,882	149	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		41,800	3,928	2,892	116	0

						$(36,021)	$(4,455)	$8,720	$(4,755)

Total Swap Agreements						$(35,994)	$(4,446)	$8,723	$(4,755)

*	This security has a forward starting effective date.

(m)	Securities with an aggregate market value of $38,605 and cash of $ 75,609 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	EUR	789	$	886	$0	$(1)
BOA	10/2016	BRL	64,390		19,836	36	0
	10/2016		$19,708	BRL	64,390	91	0
BPS	10/2016		1,142	GBP	879	0	(3)
CBK	10/2016	AUD	1,733	$	1,300	0	(27)
	10/2016	EUR	15,857		17,797	0	(16)
	10/2016		$1,098	CAD	1,439	0	(1)
GLM	10/2016	AUD	765	$	578	0	(7)
	10/2016	CAD	2,874		2,191	1	0
	10/2016	EUR	8,616		9,671	5	(12)
	10/2016	GBP	12,354		16,381	369	0
	10/2016	JPY	611,047		6,092	66	0
	10/2016		$118,268	EUR	105,461	221	(19)
	10/2016		1,798	GBP	1,367	0	(26)
	11/2016	EUR	89,771	$	100,756	0	(224)
HUS	10/2016		$146,710	GBP	112,646	0	(704)
	11/2016	GBP	112,646	$	146,783	690	0
JPM	10/2016		120,945		158,975	2,212	0
	10/2016		$8,338	GBP	6,295	0	(179)
MSB	10/2016	BRL	64,390	$	19,889	89	0
	10/2016	EUR	77,872		88,057	582	(2)
	10/2016		$19,836	BRL	64,390	0	(36)
	11/2016		19,724		64,390	0	(93)
RBC	10/2016	EUR	522	$	589	3	0
	10/2016	GBP	886		1,179	30	0
SCX	10/2016		$14,981	GBP	11,292	0	(345)
	10/2016		6,068	JPY	611,047	0	(42)
	11/2016	JPY	611,047	$	6,075	42	0
TOR	10/2016	GBP	878		1,177	39	0
UAG	10/2016	EUR	1,805		2,015	0	(13)
	10/2016	GBP	237		317	10	0
	10/2016		$3,763	GBP	2,821	0	(107)

Total Forward Foreign Currency Contracts						$4,486	$(1,857)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	03/20/2019	3.001%		$20,000	$(1,735)	$789	$0	$(946)
BRC	Banco Espirito Santo S.A.	5.000	12/20/2020	25.143	EUR	2,500	(223)	(811)	0	(1,034)
CBK	Navient Corp.	5.000	09/20/2020	4.026		$200	(3)	10	7	0
GST	Petrobras Global Finance BV	1.000	03/20/2019	3.001		15,000	(1,295)	586	0	(709)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		1,120	(163)	32	0	(131)

							$(3,419)	$606	$7	$(2,820)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$11,230	$(2,489)	$763	$0	$(1,726)

Total Swap Agreements					$(5,908)	$1,369	$7	$(4,546)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Securities with an aggregate market value of $4,968 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$90,352	$928	$91,280
Corporate Bonds & Notes
Banking & Finance	0	439,804	109,315	549,119
Industrials	0	507,563	27,685	535,248
Utilities	0	206,736	0	206,736
Municipal Bonds & Notes
Iowa	0	1,405	0	1,405
New Jersey	0	0	6,849	6,849
Virginia	0	82	0	82
West Virginia	0	13,858	0	13,858
U.S. Government Agencies	0	28,459	0	28,459
Non-Agency Mortgage-Backed Securities	0	1,403,752	9,574	1,413,326
Asset-Backed Securities	0	2,222,777	104,203	2,326,980
Sovereign Issues	0	8,284	0	8,284
Common Stocks
Financials	0	0	2,543	2,543
Short-Term Instruments
Repurchase Agreements	0	93,500	0	93,500
U.S. Treasury Bills	0	45,079	0	45,079

Total Investments	$0	$5,061,651	$261,097	$5,322,748

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,723	0	8,723
Over the counter	0	4,493	0	4,493
	$0	$13,216	$0	$13,216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,755)	0	(4,755)
Over the counter	0	(6,403)	0	(6,403)

	$0	$(11,158)	$0	$(11,158)

Totals	$0	$5,063,709	$261,097	$5,324,806

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$1,726	$0	$0	$3	$0	$(801)	$0	$0	$928	$(801)
Corporate Bonds & Notes
Banking & Finance	103,051	0	(750)	17	(23)	1,239	5,781	0	109,315	1,233
Industrials	44,189	4,359	(48)	67	0	(117)	0	(20,765)	27,685	(89)
Utilities	4,493	0	(4,309)	0	0	(184)	0	0	0	0
Municipal Bonds & Notes
New Jersey	6,944	0	(40)	(1)	0	(54)	0	0	6,849	(53)
Non-Agency Mortgage-Backed Securities	18,261	9,836	0	49	(1)	177	0	(18,748)	9,574	(265)
Asset-Backed Securities	29,864	77,142	0	402	0	(3,205)	0	0	104,203	(3,205)
Common Stocks
Financials	1,694	0	0	0	0	849	0	0	2,543	849

Totals	$210,222	$91,337	$(5,147)	$537	$(24)	$(2,096)	$5,781	$(39,513)	$261,097	$(2,331)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$928	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	5,781	Indicative Market Quotation	Broker Quote	23.50
	44,886	Proxy Pricing	Base Price	102.67 - 108.75
	58,648	Reference Instrument	Spread Movement	5.00 - 160.52 BPS
Industrials	27,685	Proxy Pricing	Base Price	99.50 - 104.45
Municipal Bonds & Notes
New Jersey	6,849	Proxy Pricing	Base Price	101.83
Non-Agency Mortgage-Backed Securities	9,574	Proxy Pricing	Base Price	81.00
Asset-Backed Securities	104,203	Proxy Pricing	Base Price	41.00 - 114,507.01
Common Stocks
Financials	2,543	Other Valuation Techniques (2)	—	—

Total	$261,097

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	Subsidiary % of Consolidated Fund Net Assets
03/07/2013	$2,980,906	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 5,465,040	$193,844	$(336,136)	$(142,292)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RCE	RBC Europe Limited
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	JML	JPMorgan Securities PLC	RTA	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	SOG	Societe Generale
DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit and Mortgage Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016